                                      UAM Funds
                                      Funds for the Informed Investor/sm/



IRA Capital Preservation Portfolio
Semi-Annual Report                                                April 30, 2001

                                                                          UAM(R)

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              APRIL 30, 2001
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ......................................................    1

Statement of Net Assets ...................................................    4

Statement of Operations ...................................................   11

Statement of Changes in Net Assets ........................................   12

Financial Highlights ......................................................   13

Notes to Financial Statements .............................................   14

--------------------------------------------------------------------------------

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------
May 15, 2001

Dear Shareholders:

We are pleased to present you with this semi-annual report for the UAM: IRA Capital Preservation Portfolio, providing an overview of the market and an analysis and evaluation of the portfolio. The portfolio, which is offered exclusively to IRA and Keogh Plan investors, uses wrapper agreements to seek stability of the daily net asset value per share. We are pleased with the response of the market to this portfolio since its inception on August 31, 1999.

Economic and Market Conditions

There were several significant factors affecting the U.S. fixed income markets over the past six months. By early November 2000, there was little doubt that the economy was cooling resulting in some speculation of a potential recession. A number of trends contributed to a huge Treasury rally toward year-end, including the delayed election results, the slowdown in corporate profits, and various hedging activities. The bond markets reacted with exuberance when the FOMC announced a surprise 50 basis point cut in the target Fed Funds rate on January 3, 2001. Since then, the Fed has lowered rates another 150 basis points to bring the Fed Funds rate to 4.50% as of April 30, 2001. The combined cuts represent unusually strong action by the Fed, yet it does not appear they have eased enough to revive the faltering economy. In part, this is because the appreciating dollar and the collapse in the equity markets have offset interest rate cuts, leaving financial conditions as tight as they were at the beginning of the year. The Fed has indicated it stands ready to reduce rates further.

At the end of April, the economy appeared to be at an inflection point where it could begin to recover from current levels or decline further. The wild card continues to be the consumer. If consumption holds up at the first quarter pace, the economy has very little risk of falling into recession and the Federal Reserve's job is nearly done. If, however, the labor market deteriorates markedly and the consumer retrenches as a result, the economy will remain at risk and Fed easing will likely continue. Given the labor market is a lagging indicator, we can only wait to see what is going to happen on this front. Leading indicators all currently point to further labor market deterioration.

The steeper yield curve resulting from the Fed easing has had a positive impact on spread product, which is the portfolio's primary investment. Lending institutions that traditionally fund themselves with short-term liabilities stand to improve their net interest margins by buying longer-term assets such as mortgages. Further, the

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------
higher yields on longer spread product make it more attractive than shorter-term investments. As a result, spreads have tightened across the board, increasing market values. Going forward, spread product should provide excess returns over Treasury securities. Therefore, the portfolio will maintain its commitment to spread product and new deposits will be immediately invested within our approved Triple-A sectors.

Investment Review

The portfolio has met its objective of preserving principal and maintaining a stable net asset value per share with its NAV remaining steady at $10 per share every day since inception. Over the six-month period, the portfolio increased its diversification across the major sectors of the Triple-A rated fixed income market. We believe that fixed income management, within a relative value framework, will produce long-term risk-adjusted performance that exceeds that of the benchmark. Our investment process focuses primarily on yield enhancement through sector weightings and careful security selection. During the period, asset-backed securities were the primary investments purchased with new cash flow. At this time, the portfolio has one wrapper agreement in place, which has served to successfully maintain a stable daily net asset value per share. Throughout the period, the average credit quality of the total portfolio remained at a solid AAA/Aaa as measured by Standard & Poor's Rating Group and Moody's Investors Service, respectively. The portfolio has maintained its duration close to the benchmark target to provide a stable return that will track market interest rates, ending the period with a duration of 2.63% years.

Investment Performance

While the six-month period was marked with declining interest rates and a steepening yield curve, the portfolio shareholders continued to realize consistent positive returns. The portfolio exceeded its benchmark, the Ryan 5 Year Master GIC Index, during the six and twelve-month periods ending 4/30/01. Since the portfolio seeks a level of current income higher than that of money market funds, we are pleased to report that the portfolio also outperformed the MFR Money Market Index by a significant margin during these periods. The performance of the portfolio (net of 1.00% expenses) versus the indices follows:


                                  UAM:
                            UAM IRA Capital
                              Preservation       Ryan 5 Year         MFR Money
                                Portfolio      Master GIC Index    Market Index
                            ---------------    ----------------    ------------
6 months ending 4/30/01          3.28%              3.27%              2.73%
12 months ending 4/30/01         6.82%              6.61%              5.81%

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------
We will continue to invest the portfolio in the highest quality debt securities combined with wrapper agreements to help stabilize the daily share price. With our long-term perspective, stable value management experience and conservative investment strategy, we seek to provide you with a level of current income higher than that of money market funds, while attempting to preserve principal and maintain a stable net asset value per share.

We thank you for your support of the UAM: IRA Capital Preservation Portfolio and look forward to continuing to serve your retirement investment needs into the future.

Sincerely,

/s/ Laura P. Dagan
Laura P. Dagan
Portfolio Manager

   All performance presented in this report is historical and should not be construed as a guarantee of future results. While this portfolio is not a Money
 Market fund, it does seek to maintain a stable NAV through the use of wrapper agreements. There can be no assurance that the portfolio will meet its stated
objectives and maintain a stable NAV. Therefore, if the portfolio does not meet its objectives or is unable to purchase wrapper agreements, there can be no assurance that the principal value of an investment will not fluctuate. Subsequently,an investor's shares may be worth more or less than the original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   There are no assurances that a portfolio will meet its stated objectives.

  A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

                        Definition of Comparative Indices
                        ---------------------------------

MFR Money Market Index is an average of all major money market fund yields, published weekly for 7- and 30-day yields.

Ryan Labs 5 Year GIC Master Index is an unmanaged index with an arithmetic mean of market rates of $1 million GIC contracts held for five years. The market rates are representative of a diversified, investment grade portfolio of contracts issued by credit worthy insurance companies.

U.S. Three-Month Treasury Bill Average is the average return for all treasury bills for the previous three month period.

   Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                    IRA CAPITAL PRESERVATION PORTFOLIO
                                             APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
RESIDENTIAL MORTGAGES-AGENCY - 34.1%


                                                              Face
                                                              Amount          Value
                                                            ------------   ------------
Federal Home Loan Mortgage Corporation
   8.750%, 12/01/08 ......................................  $     34,655   $     36,712
   5.900%, 03/25/24 ......................................       250,000        251,982
   7.500%, 07/01/27 ......................................        39,654         40,533
   7.160%, 07/25/29 ......................................       112,000        106,637
Federal National Mortgage Association Pool #175261
   8.000%, 11/01/01 ......................................         1,824          1,876
Federal National Mortgage Association Pool #253000
   8.000%, 10/01/29 ......................................     1,519,376      1,579,880
Federal National Mortgage Association Pool #253002
   9.000%, 07/01/26 ......................................       200,396        213,363
Federal National Mortgage Association Pool #253136
   9.000%, 04/01/25 ......................................       205,115        219,217
Federal National Mortgage Association Pool #253137
   9.500%, 09/01/24 ......................................       162,897        176,193
Federal National Mortgage Association Pool #253138
   10.000%, 02/01/19 .....................................       159,785        174,082
Federal National Mortgage Association Pool #372602
   8.500%, 06/01/25 ......................................       115,698        123,109
Federal National Mortgage Association Pool #495062
   7.000%, 05/01/29 ......................................       152,974        153,977
Federal National Mortgage Association Pool #524217
   8.500%, 07/01/26 ......................................       261,492        276,308
Federal National Mortgage Association Pool #529306
   8.500%, 08/01/26 ......................................       129,750        137,101
Federal National Mortgage Association Pool #539604
   9.000%, 07/01/27 ......................................       911,070        971,424
Federal National Mortgage Association Ser 1990-35, Cl E
   9.500%, 04/25/20 ......................................        69,427         74,177
Federal National Mortgage Association Ser 1997-88, Cl B
   9.000%, 11/18/24 ......................................       756,321        789,599
Federal National Mortgage Association Ser 1999-W5, Cl A5
   6.470%, 02/25/29 ......................................     1,000,000        966,252
Federal National Mortgage Association TBA
   7.500%, 05/14/31 ......................................     2,000,000      2,042,624
Residential Asset Securitization Trust 98-A12 A5
   6.750%, 11/25/28 ......................................        45,736         46,174



The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    IRA CAPITAL PRESERVATION PORTFOLIO
                                             APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
RESIDENTIAL MORTGAGES-AGENCY -- (Continued)

                                                                        Face
                                                                       Amount        Value
                                                                    ------------   ----------
Residential Asset Securitization Trust 98-A12 A15
  6.250%, 11/25/28 ..............................................   $  1,000,000   $  981,373
                                                                                   ----------
TOTAL RESIDENTIAL MORTGAGES-AGENCY
  (Cost $9,132,950) .............................................                   9,362,593
                                                                                   ----------
COMMERCIAL MORTGAGES-AGENCY -- 9.0%
Allied Capital Commercial Mortgage Trust, Ser 1998-1, Cl A
  6.310%, 09/25/03 ..............................................        169,418      171,022
Merrill Lynch Mortgage Investors, Ser 1997-C1, Cl A3
  7.120%, 06/18/29 ..............................................        350,000      364,914
Merrill Lynch Mortgage Investors, Ser 1998-C1, Cl A1
  6.310%, 11/15/26 ..............................................        150,131      151,259
Midland Realty Acceptance Corporate CMO, Ser 1996-C1, Cl A2
  7.475%, 08/25/28 ..............................................        768,000      795,640
Midland Realty Acceptance Corporate CMO, Ser 1996-C2, Cl A2
  7.233%, 01/25/29 ..............................................        285,000      298,443
Morgan Stanley Capital I, Ser 1999-Life, Cl A1
  6.970%, 10/15/08 ..............................................        305,004      316,195
Prudential Securities Secured Financing, Ser 1995-MCF2, Cl A2
  6.840%, 12/26/22 ..............................................        200,000      205,786
Prudential Securities Secured Financing, Ser 1999-C2, Cl A2
  7.193%, 04/15/09 ..............................................        155,000      162,065
                                                                                   ----------
TOTAL COMMERCIAL MORTGAGES-AGENCY
  (Cost $2,308,265) .............................................                   2,465,324
                                                                                   ----------
MORTGAGE RELATED-- 7.9%
Advanta Mortgage Loan Trust, Ser 2000-2 A3
  7.760%, 05/25/18 ..............................................        500,000      520,470
FHLMC Structured Pass Through T-9 A3
  6.660%, 07/25/15 ..............................................        100,000      101,806
Independent National Mortgage Home Equity, Ser 1997-A AF3
  6.700%, 12/25/25 ..............................................        200,000      202,026
Money Store Equity Trust, Ser 1998-B Af5
  6.225%, 09/15/23 ..............................................        140,000      142,011
Money Store Home Equity Loan Trust, Ser 1996-D, Cl A9
  7.000%, 04/15/28 ..............................................        629,888      645,818


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
MORTGAGE RELATED -- (Continued)


                                                                                      Face
                                                                                     Amount       Value
                                                                                  ----------   ----------
Money Store Home Equity Trust, Ser 1995-C, Cl A10
    6.975%, 04/15/16 ...........................................................  $  192,389   $  196,904
Residential Funding Mortgage Securities II, Ser 1999-Hi8 Ai2
   7.030%, 07/25/10 ............................................................     350,000      354,323
                                                                                               ----------
TOTAL MORTGAGE RELATED
   (Cost $2,053,815) ...........................................................                2,163,358
                                                                                               ----------
ASSET-BACKED SECURITIES -- 37.4%
AUTO & TRANSPORTATION -- 10.6%
   Chilquinta Energy
       6.470%, 04/01/08 ........................................................   1,300,000    1,298,375
   FELCO Funding II LLC, Ser 2000-1, Cl A4
       7.720%, 12/15/05 ........................................................     500,000      528,350
   Ford Credit Auto Owner Trust, Ser 1999-B, Cl A4
       5.800%, 06/15/02 ........................................................      58,277       58,447
   ONYX Acceptance Auto Trust, Ser 1998-1, Cl A
       5.950%, 07/15/04 ........................................................     157,254      158,215
   Provident Auto Lease ABS Trust, Ser 1999-1, Cl A3 7.260%, 01/14/12 ..........     349,890      361,470
   World Omni Automobile Lease Securitization Trust III,
       Ser 1997-B, Cl A-4
       6.200%, 11/25/03 ........................................................     495,972      498,749
                                                                                               ----------
                                                                                                2,903,606
                                                                                               ----------
BOATS -- 1.3%
   CIT Marine Trust, Ser 1999-A A2
       5.800%, 04/15/10 ........................................................     170,000      171,785
   Marine Trust, Ser 1999-A Cl A4 6.250%, 11/15/19 .............................     185,000      179,194
                                                                                               ----------
                                                                                                  350,979
                                                                                               ----------
CONSUMER LENDING -- 0.3%
   Green Tree Construction Trust, Ser 1998-A, Cl A1C
      6.180%, 06/15/19 .........................................................      76,420       77,410
                                                                                               ----------
CORPORATES/YANKEES -- 2.7%
   Pemex Finance LTD 1A1 A1
        5.720%, 11/15/03 .......................................................     406,675      408,830
   Pemex Finance LTD 1a1 A2 6.300%, 05/15/10 ...................................     300,000      288,291


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    IRA CAPITAL PRESERVATION PORTFOLIO
                                             APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- (Continued)


                                                                        Face
                                                                       Amount         Value
                                                                     -----------   -----------
Pemex Finance LTD 2a1 A1
  6.125%, 11/15/03 ...............................................   $    51,333   $    50,607
                                                                                   -----------
                                                                                       747,728
                                                                                   -----------
EQUIPMENT LEASES-- 1.5%
CNH Equipment Trust, Ser 2000-A, Cl A2
  6.800%, 08/15/03 ...............................................        42,001        42,196
Heller Equipment Asset Receivables Trust, Ser 1999-2, Cl A4
  6.790%, 03/14/07 ...............................................       355,000       367,616
                                                                                   -----------
                                                                                       409,812
                                                                                   -----------
HOME EQUITY LOANS -- 16.5%
Advanta Home Equity Loan Trust, Ser 1993-1, Cl A2
  5.950%, 05/25/09 ...............................................        75,962        75,745
Advanta Mortgage Loan Trust, Ser 1997-4, Cl A4
  6.660%, 03/25/22 ...............................................        21,348        21,570
Advanta Mortgage Loan Trust, Ser 1999-2, Cl A6
  6.820%, 05/25/29 ...............................................       375,000       381,201
AFC Home Equity Loan Trust, Ser 1997-2, Cl 1A4
  7.040%, 06/25/27 ...............................................         6,124         6,124
Conseco Finance, Ser 1999-H, Cl AF5
  7.600%, 12/15/29 ...............................................       320,000       329,668
Conseco Finance, Ser 1999-H, Cl AF4
  7.320%, 12/15/29 ...............................................       105,000       108,647
Countrywide Asset Backed Certificates, Ser 1999-2, Cl AF 4
  6.780%, 11/25/27 ...............................................       415,000       417,940
Delta Funding Home Equity Loan Trust, Ser 1997-1, Cl A6
  7.210%, 04/25/29 ...............................................        43,569        44,828
EQCC Home Equity Loan Trust, Ser 1999-1, Cl A3F
  5.915%, 11/20/24 ...............................................        35,000        35,236
EQCCF 1997-A A4 Equicredit Funding Trust
  7.340%, 03/15/24 ...............................................       850,000       880,039
Equicredit Home Equity Loan Trust, Ser 1996-1, Cl A3
  6.190%, 12/15/10 ...............................................        42,357        42,484
GE Capital Mortgage Services, Ser 1999-HE1, Cl A2
  5.905%, 10/25/13 ...............................................        47,514        47,558
Green Tree Home Equity Loan Trust, Ser 1999-C, Cl A3
  6.770%, 07/15/30 ...............................................       240,000       245,895
Indymac Home Equity Loan Asset Backed Trust, Ser 1999-A, Cl AF
  6.540%, 04/25/29 ...............................................           125           125


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    IRA CAPITAL PRESERVATION PORTFOLIO
                                             APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- (Continued)

                                                                        Face
                                                                       Amount       Value
                                                                     ----------   ----------
Residential Asset Securities Corporation, Ser 1998-KS2, Cl A9
  6.415%, 07/25/29 ...............................................   $  430,000   $  431,135
Residential Asset Securities Corporation, Ser 1998-KS3, Cl AI3
  5.910%, 08/25/22 ...............................................       30,000       30,265
Residential Asset Securities Corporation, Ser 1999-KS2, Cl AI7
  7.390%, 06/25/28 ...............................................       35,000       35,678
Residential Asset Securities Corporation, Ser 1999-KS3, Cl A2
  7.075%, 09/25/20 ...............................................      150,000      152,175
Saxon Asset Securities, Ser 1999-2, Cl AF4
  6.445%, 08/25/26 ...............................................      310,000      312,253
Saxon Asset Securities, Ser 1999-3, Cl AF4
  7.550%, 10/25/26 ...............................................      290,000      301,495
The Money Store Home Equity Trust, Ser 1998-A, Cl AF5
  6.370%, 12/15/23 ...............................................      275,000      279,064
UCFC Home Equity Loan, Ser 1998-A, Cl A3
  6.255%, 01/15/18 ...............................................       68,044       68,285
UCFC Home Equity Loan, Ser 1998-C, Cl A7
  5.935%, 01/15/30 ...............................................      300,000      296,685
                                                                                  ----------
                                                                                   4,544,095
                                                                                  ----------
MANUFACTURED HOUSING -- 0.5%
Green Tree Financial, Ser 1999-1, Cl A5
  6.110%, 09/01/23 ...............................................       80,000       74,445
Oakwood Mortgage Investors, Ser 1998-B, Cl A4
  6.350%, 03/15/17 ...............................................       49,295       50,164
                                                                                  ----------
                                                                                     124,609
                                                                                  ----------
RECREATION VEHICLES -- 4.1%
BankBoston RV Trust, Ser 1997-1, Cl A7
  6.480%, 07/15/08 ...............................................      890,189      900,114
BankBoston RV Trust, Ser 1997-1, Cl A8
  6.540%, 02/15/09 ...............................................       55,000       56,010
Fleetwood Credit Corp. Grantor Trust, Ser 1997-B, Cl A
  6.400%, 05/15/13 ...............................................      158,857      161,734
                                                                                  ----------
                                                                                   1,117,858
                                                                                  ----------
TOTAL ASSET-BACKED SECURITIES
  (Cost $9,890,025) ..............................................                10,276,097
                                                                                  ----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    IRA CAPITAL PRESERVATION PORTFOLIO
                                             APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 22.1%


                                                                      Face
                                                                     Amount             Value
                                                                  ------------      ------------
REPURCHASE AGREEMENTS -- 22.1%
   Chase Securities, Inc. 4.30%, dated 04/30/01,
      due 05/30/01, to be repurchased at $3,270,391,
      collateralized by $3,221,134 of various
      U.S. Treasury Obligations valued at $3,375,580 (b) ......   $  3,270,000      $  3,270,000
   Chase Securities, Inc. 4.30%, dated 4/30/01,
      due 5/30/01, to be repurchased at $2,795,334,
      collateralized by $2,753,232 of various
      U.S. Treasury Obligations valued at $2,885,243 (c) ......      2,795,000         2,795,000
                                                                                    ------------
   TOTAL REPURCHASE AGREEMENTS
     (Cost $6,065,000) ........................................                        6,065,000
                                                                                    ------------
   TOTAL INVESTMENTS -- 106.8%
     (Cost $29,450,055) (a) ...................................                       30,332,372
                                                                                    ------------
WRAPPER AGREEMENT -- 3.5%
   CDC Financial Products*+ ...................................                         (972,278)
                                                                                    ------------
   OTHER ASSETS AND LIABILITIES, NET -- (6.8%) ................                       (1,868,187)
                                                                                    ------------
NET ASSETS CONSIST OF:
   Paid in Capital ............................................                     $ 27,524,845
   Distributions in Excess of Net Investment Income ...........                          (32,938)
   Accumulated Net Realized Gain on ...........................                           89,960
   Investments ................................................
   Unrealized Appreciation on Investments .....................                          882,317
   Unrealized Appreciation on Wrapper Agreements ..............                         (972,277)
                                                                                    ------------
   TOTAL NET ASSETS-- 100.0% ..................................                     $ 27,491,907
                                                                                    ============
   Institutional Class Shares: ................................
   Shares Issued and Outstanding
     ($0.001 par value -- 25,000,000 authorized) ..............                        2,749,124
   Net Asset Value, Offering and Redemption Price Per Share....                     $      10.00
                                                                                    ============


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

* The Wrapper Agreement obligates the Wrap provider to maintain the book value of a portion of the Portfolio's assets up to a specified maximum dollar amount, upon the occurrence of certain specific events.

+    Fair-valued security

Cl   Class

Ser  Series

TBA Securities traded under delayed delivery commitments settling after April 30, 2001. Income on these securities will not be earned until settle date.

(a) The cost for federal income tax purposes was $29,450,055. At April 30, 2001, net unrealized appreciation for all securities based on tax cost was $882,317. This consisted of aggregate gross unrealized appreciation for all securities of $886,236, and aggregate gross unrealized depreciation for all securities of $3,919.

(b) Repurchase Agreement is held in a segregated account maintained for liquidity purposes pursuant to the Wrapper Agreement as disclosed in Note A.

(c) All or a portion of this security was pledged as collateral for TBA securities.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              FOR THE SIX MONTHS ENDED
                                              APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

Investment Income
Interest ........................................................   $   891,468
Crediting Rate Interest .........................................        27,983
                                                                    -----------
   Total Income .................................................       919,451
                                                                    -----------
Expenses
Investment Advisory Fees-- Note B ...............................        63,250
Administrative Fees-- Note C ....................................        48,549
Wrapper Fees ....................................................        24,292
Audit Fees ......................................................         7,935
Registration and Filing Fees ....................................         7,577
Shareholder Servicing Fees-- Note F .............................         5,430
Printing Fees ...................................................         5,124
Custodian Fees ..................................................         2,062
Trustees' Fees-- Note E .........................................         1,189
Legal Fees ......................................................           149
Other Expenses ..................................................         1,040
                                                                    -----------
     Total Expenses .............................................       166,597
Less:
Waiver of Investment Advisory Fees-- Note B .....................       (55,530)
                                                                    -----------
     Net Expenses Before Expense Offset .........................       111,067
                                                                    -----------
Expense Offset ..................................................          (596)
                                                                    -----------
     Net Expenses After Expense Offset ..........................       110,471
                                                                    -----------
Net Investment Income ...........................................       808,980
                                                                    -----------
Net Realized Gain on Investments ................................        59,396
                                                                    -----------
Net Change in Unrealized Appreciation (Depreciation) on:
     Investments ................................................       519,773
     Wrapper Agreements .........................................      (579,169)
                                                                    -----------
Net Change in Unrealized Appreciation (Depreciation) ............       (59,396)
                                                                    -----------
Net Gain (Loss) on Investments and Wrapper Agreement ............            --
                                                                    -----------
Net Increase in Net Assets Resulting from Operations ............   $   808,980
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS


                                                                            Six Months
                                                                               Ended
                                                                             April 30,      Year Ended
                                                                                2001        October 31,
                                                                            (Unaudited)        2000
                                                                           ------------    ------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ................................................  $    808,980    $  1,040,260
   Net Realized Gain ....................................................        59,396          28,142
   Net Change in Unrealized Appreciation (Depreciation) .................       (59,396)        (28,142)
                                                                           ------------    ------------
   Net Increase in Net Assets Resulting from Operations .................       808,980       1,040,260
                                                                           ------------    ------------
Distributions:
     Net Investment Income ..............................................      (808,980)     (1,040,260)
     In Excess of Net Investment Income .................................       (16,213)        (16,725)
                                                                           ------------    ------------
          Total Distributions ...........................................      (825,193)     (1,056,985)
Capital Share Transactions (1):
   Issued ...............................................................     5,714,144      23,524,042
   Redemption Fees -- Note H ............................................        17,998          16,725
   In Lieu of Cash Distributions ........................................       769,767         864,793
   Redeemed .............................................................    (3,058,798)     (1,190,655)
                                                                           ------------    ------------
   Net Increase from Capital Share Transactions..........................     3,443,111      23,214,905
                                                                           ------------    ------------
          Total Increase ................................................     3,426,898      23,198,180
Net Assets:
   Beginning of Period ..................................................    24,065,009         866,829
                                                                           ------------    ------------
   End of Period (including distribution in excess of net
        investment income of $(32,938) and  $(14,303), respectively) ....  $ 27,491,907    $ 24,065,009
                                                                           ============    ============

(1) Shares Issued and Redeemed
     Shares Issued ......................................................       573,214       2,352,404
     In Lieu of Cash Distributions ......................................        76,945          86,479
     Shares Redeemed ....................................................      (307,536)       (119,065)
                                                                           ------------    ------------
   Net Increase in Shares Outstanding ...................................       342,623       2,319,818
                                                                           ============    ============


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                   For a Share Outstanding Throughout the Period


                                                     Six Months                      August 31,
                                                        Ended        Year Ended      1999*** to
                                                    April 30, 2001   October 31,     October 31,
                                                     (Unaudited)         2000           1999
                                                     ----------      -----------     ----------
Net Asset Value, Beginning of Period ...........     $    10.00      $     10.00     $    10.00
                                                     ----------      -----------     ----------
Income from Investment Operations:
   Net Investment Income .......................           0.32             0.65           0.11
                                                     ----------      -----------     ----------
   Total from Investment Operations ............           0.32             0.65           0.11
                                                     ----------      -----------     ----------
Redemption Fees ................................             --             0.01             --
                                                     ----------      -----------     ----------
Distributions:
    Net Investment  Income .....................          (0.32)           (0.65)         (0.11)
    In Excess of Net Investment Income .........             --            (0.01)            --
                                                     ----------      -----------     ----------
   Total Distributions .........................          (0.32)           (0.66)         (0.11)
                                                     ----------      -----------     ----------
Net Asset Value, End of Period..................     $    10.00      $     10.00     $    10.00
                                                     ==========      ===========     ==========
Total Return+ ..................................           3.28%**          6.80%          1.12%**
                                                     ==========      ===========     ==========
Ratios and Supplemental Data
Net Assets, End of Period (Thousands) ..........     $   27,492      $    24,065     $      867
Ratio of Expenses to Average Net Assets ........           1.00%*           1.03%          1.00%*
Ratio of Net Investment Income
   to Average Net Assets .......................           6.39%*           6.53%          6.67%*
Portfolio Turnover Rate ........................             46%              72%           137%


  *  Annualized
 **  Not annualized
***  Commencement of operations
  + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The IRA Capital Preservation Portfolio, formerly the Dwight Capital Preservation Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified open-end management investment company. At April 30, 2001, the UAM Funds were comprised of 40 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to seek a level of current income higher than that of money market funds, while attempting to preserve principal and maintain a stable net asset value per share (NAV).

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. Security Valuation: Fixed income securities are stated on the basis of valuation provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities, including the Wrapper Agreement, for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Trustees.

         Wrapper Agreements generally will be equal to the difference between the Book Value and Market Value (plus the crediting rate adjustment) on the applicable covered assets and will either be reflected as an asset or liability of the Portfolio. The Portfolio's Board of Trustees, in performing its fair value determination of the Portfolio's Wrapper Agreements, considers the credit worthiness and the ability of Wrap Providers to pay amounts due under the Wrapper Agreements.

          2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------
         3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

         4. Wrapper Agreements: The Portfolio may enter into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrap Providers") that are rated, at the time of purchase, in one of the top two rating categories by a rating agency. A Wrapper Agreement is a derivative instrument that is designed to protect the Portfolio from investment losses and under most circumstances permit the Portfolio to maintain a constant NAV per share. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they will be considered illiquid.

         Pursuant to the terms of the Wrapper Agreement, the investment adviser will manage the Portfolio's securities to have an overall duration between
     1.5 and 4.0 years. In addition, the terms of the Wrapper Agreement require the Portfolio to maintain minimum cash and cash equivalent balances. Throughout the term of the Wrapper Agreement, the Portfolio will pay the Wrap Provider an annual fee of 0.21% of the Wrapper Agreement book value balance.

         The crediting rate used in computing book value is the actual interest earned on the covered assets, or an index-based approximation thereof, plus or minus an adjustment for an amount receivable from or payable to the Wrap Provider based on fluctuations in the market value of the covered assets. The premium due wrapper providers are offset against interest earned and thus reduce the crediting rate. The crediting rate is calculated by a formula specified in the Wrapper Agreement and is adjusted periodically.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------
         A default by the issuer of a Portfolio security or a Wrap Provider on its obligations may result in a decrease in the value of the Portfolio assets and, consequently, the shares. Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio securities defaults on payments of interest or principal. Additionally, a Portfolio shareholder may realize more or less than the actual investment return on the Portfolio securities depending upon the timing of the shareholder's purchases and redemption of shares, as well as those of other shareholders.

         5. Distributions to Shareholders: The Portfolio will declare daily and distribute monthly substantially all of its net investment income. Any realized net capital gains will be distributed at least annually. The Portfolio may elect to retain net long term capital gains and pay income tax thereon, which will result in Federal tax consequences to shareholders. All distributions are recorded on ex-dividend date.

         The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and net operating losses.

         Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income, accumulated net realized gain (loss), and paid in capital.

         Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

         6. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

         7. Accounting Standards Issued But Not Yet Adopted: On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Portfolio does not expect any material impact on results of operations or financial condition of the Portfolio upon adoption of the provisions of the Guide.

UAM FUNDS                                    IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------
     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Dwight Asset Management Company, (the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc. (formerly United Asset Management Corporation), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.50% of the average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00% of average daily net assets. Old Mutual (US) Holdings Inc. is a subsidiary of Old Mutual plc, which gained control of United Asset Management Corporation ("UAM") on September 26, 2000.

     C. Administrative Services: Prior to April 1, 2001, UAM Fund Services, Inc. ("UAMFSI"), a wholly owned subsidiary UAM, provided and oversaw administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). UAMFSI had entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST") and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the UAM Funds.

     Pursuant to the Agreement, the Portfolio paid UAMFSI 0.073% per annum of the average daily net assets of the Portfolio, an annual base fee of $72,500 and a fee based on the number of active shareholder accounts.

     For the eleven months ended March 31, 2001 UAMFSI was paid $45,420, of which $17,610 was paid to SEI for their services, $9,569 to DST for their services and $3,600 to UAMSSC for their services.

     Effective April 1, 2001, SEI (the "Administrator") was appointed the administrator and began providing administrative services to the UAM Funds under an Administration Agreement (the "Administration Agreement").

     Pursuant to the Administration Agreement, the Portfolio pays the Administrator 0.073% per annum of the average daily net assets of the Portfolio and an annual base fee of $54,500. For the one month ending April 30, 2001 the Administrator was paid $6,538.

     D. Distribution Services: Prior to April 1, 2001, UAM Fund Distributors, Inc. ("UAMFDI"), a wholly owned subsidiary of UAM, distributed the shares of the UAM Funds. UAMFDI did not receive any fee or other compensation with respect to the Portfolio.

     Effective April 1, 2001, Funds Distributor, Inc. (the "Distributor") was appointed as the distributor and began providing distribution services to the UAM Funds. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------
     E. Trustees' Fees: Each Trustee, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

     F. Shareholder Servicing Fees: Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

     G. Purchases and Sales: For the six months ended April 30, 2001, the Portfolio made purchases of $12,020,336 and sales of $9,347,516 of investment securities other than long-term U.S. Government and short-term securities. Purchases and sales of long-term U.S. Government securities were $0 and $561,550, respectively.

     H. Other: The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares held for less than twelve months. For the six months ended April 30, 2001, there were $17,998 in redemption fees retained.

     At April 30, 2001, one record shareholder owned 66.4% of the aggregate total shares outstanding of the Portfolio.

                                     NOTES

                                     NOTES

                                     NOTES

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------

Officers and Trustees
James F. Orr, III
Trustee, President and Chairman

John T. Bennett, Jr.
Trustee

Nancy J. Dunn
Trustee

Philip D. English
Trustee

William A. Humenuk
Trustee

Linda T. Gibson, Esq.
Vice President and Secretary

Sherry Kajden Vetterlein
Vice President and Assistant Secretary

Christopher Salfi
Treasurer

Molly S. Mugler
Assistant Secretary

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Dwight Asset Management Company
100 Bank Street
Suite 800
Burlington, VT 05401

Distributor
Funds Distributor, Inc.
60 State Street Suite 1300
Boston, MA 02109

--------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
--------------------------------------------------------------------------------